Additional disclosures - Schedule of preferred shares and securities (Details) - Financial liabilities at amortised cost - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 29,287	€ 35,813	€ 30,912	€ 25,926
Subordinated debt
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	10,304	10,032	9,283
Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	201	211	202
Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 10,103	€ 9,821	€ 9,081